Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000200669
Shareholder Report [Line Items]
Fund Name	Penn Mutual AM Strategic Income Fund
Class Name	I Shares
Trading Symbol	PMUBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about I Shares of the Penn Mutual AM Strategic Income Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pennmutualam.com/strategies/strategic-income-strategy/institutional-mutual-fund. You can also request this information by contacting us at 877-762-6552.
Additional Information Phone Number	877-762-6552
Additional Information Website	https://www.pennmutualam.com/strategies/strategic-income-strategy/institutional-mutual-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Penn Mutual AM Strategic Income Fund, I Shares	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Summary of Results

The Fund returned 6.54% for the twelve-month period ending December 31, 2024. During the same period, the Bloomberg U.S. Aggregate Bond Index, the Fund's broad-based benchmark, returned 1.25%, while the ICE BofA U.S. 3-Month Treasury Bill Index, the Fund's performance benchmark, returned 5.25%.

Top Contributors to Performance

Floating-rate corporate and securitized credit holdings, including bank trust preferred securities and collateralized loan obligations, added value during the year. High floating-rate coupon rates coupled with price appreciation contributed to the strong annual returns.

Conservative duration management benefited results in the rising interest rate environment. Hedging interest rate risk for long duration investments utilizing Treasury futures added value.

Spread tightening for investment-grade and high yield corporate bonds contributed to excess returns versus benchmark. Strong investor demand for attractive all-in yield levels led to corporate spreads steadily tightening throughout the year.

Top Detractors from Performance

Residential mortgage-backed security (RMBS) performance detracted from results. RMBS spreads widened modestly during the year and underperformed relative to other fixed income credit spread sectors. The increase in intermediate- to long-term interest rates also weighed on valuations for RMBS.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Penn Mutual AM Strategic Income Fund, I Shares - $31862	Bloomberg U.S. Aggregate Bond Index (USD)* - $27206	ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $29185
Jul/18	$25000	$25000	$25000
Dec/18	$24976	$25436	$25264
Dec/19	$26388	$27653	$25840
Dec/20	$27678	$29729	$26013
Dec/21	$28330	$29270	$26025
Dec/22	$27255	$25462	$26404
Dec/23	$29906	$26870	$27728
Dec/24	$31862	$27206	$29185

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Penn Mutual AM Strategic Income Fund, I Shares	6.54%	3.84%	3.80%
Bloomberg U.S. Aggregate Bond Index (USD)*	1.25%	-0.33%	1.31%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	5.25%	2.46%	2.41%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 163,715,717
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 604,199
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$163,715,717	89	$604,199	63%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.2%
Information Technology	0.4%
Communication Services	0.5%
Municipal Bond	1.7%
Materials	1.9%
Energy	2.1%
Loan Participations	2.7%
Utilities	2.9%
Consumer Discretionary	3.0%
Health Care	4.4%
Industrials	5.8%
Financials	8.3%
Asset-Backed Securities	12.1%
U.S. Treasury Obligations	21.9%
Mortgage-Backed Securities	30.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.375%	09/15/27	16.7%
FHLMC	3.000%	05/01/53	2.4%
FREMF Mortgage Trust, Ser K69, Cl B	3.727%	10/25/49	2.3%
GNMA, Ser 2013-11, Cl LP	3.500%	01/20/43	2.1%
FHLMC, Ser 2016-4609, Cl QV	3.000%	05/15/44	2.0%
FREMF Mortgage Trust, Ser K47, Cl C	3.585%	06/25/48	1.8%
FNMA	3.500%	04/01/53	1.7%
University of Texas System Permanent University Fund	5.262%	07/01/39	1.7%
State Street, TSFR3M + 0.822%	5.345%	05/15/28	1.6%
FREMF Mortgage Trust, Ser K65, Cl B	4.080%	07/25/50	1.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	877-762-6552
Updated Prospectus Web Address	https://www.pennmutualam.com/strategies/strategic-income-strategy/institutional-mutual-fund
C000220871
Shareholder Report [Line Items]
Fund Name	Penn Mutual AM 1847 Income Fund
Class Name	I Shares
Trading Symbol	PMEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about I Shares of the Penn Mutual AM 1847 Income Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pennmutualam.com/strategies/balanced-income-strategy/penn-mutual-am-1847-income-fund. You can also request this information by contacting us at 877-762-6552.
Additional Information Phone Number	877-762-6552
Additional Information Website	https://www.pennmutualam.com/strategies/balanced-income-strategy/penn-mutual-am-1847-income-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Penn Mutual AM 1847 Income Fund, I Shares	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Summary of Results

The Fund returned 9.69% for the twelve-month period ending December 31, 2024. During the same period, the Bloomberg U.S. Aggregate Bond Index, the Fund's broad-based benchmark, returned 1.25%, while the Morningstar Moderately Conservative Target Risk Total Return USD Index, the Fund's performance benchmark, returned 6.40%.

Top Contributors to Performance

In terms of top stock contributors, Argan (AGX) builds energy plants including natural gas and alternative energy sources. The pickup in demand for energy driven by artificial intelligence (AI) and other energy demands caused an increase in orders, sales and earnings for Argan. As a result, the stock produced a total return over 100% for the twelve-month period. Interdigital (IDCC) was one of the highest weighted stocks in the Fund and its 80%+ return for the twelve-month period led the patent-licensing company to be the second largest positive contributor in 2024. Valhi (VHI), a chemical company that specializes in titanium dioxide pigments, surged on a cyclical boost in prices which helped earnings and led to a 130%+ total return for the twelve-month period. Finally, Repositrak (TRAK), a company software enabling food companies and vendors to maintain safety compliance, gained more than 130% for the twelve-month period. Convertible bonds and high-yield bonds both contributed significantly as they were among the Fund’s best performers. The Fund’s top bond contributor was Emergent BioSolutions (EBS) 3.875% 8/15/28 bonds which gained more than 40% as the company sold assets, generated higher profits and paid down debt throughout the year. Syncronoss Technologies 8.375% 6/30/26 baby bonds were the Fund’s second largest positive bond contributor as the company continued to extend contracts with major telecom providers, generated cash and paid down debt to improve their balance sheet.

Top Detractors from Performance

The Fund’s largest detractor on the stock side was Comtech (CMTL). The company had a volatile year which included a decline in business, the firing of their chief executive officer and a proxy contest of their board. The negative news sent the stock down more than 50% for the twelve-month period. AES Corp (AES), an electric power distribution company, fell despite producing solid earnings as companies exposed to alternative power generation were not favored given the new Trump Administration stance on alternative sources of power compared to more traditional energy. Finally, Walgreens (WBA) dropped nearly 60% due to a decline in sales and earnings throughout 2024 as the company struggled with a weak environment and a management team restructuring. On the bond side, the most prevalent detractors were long duration bonds (eight) and two convertible bond positions. These longer duration holdings included the Fund’s position in the U.S. Treasury 3.625% 2/15/53 bond which declined roughly 18% for the twelve-month period, Pitney Bowes (PBI) 6.700% 3/07/43 baby bonds which declined roughly 9.0% despite some solid, fundamental news and a handful of longer maturity bonds, including Regeneron Pharmaceuticals 2.800% 9/15/50, Alphabet 2.050% 8/15/50 and Electronic Arts 2.950% 8/15/51 bonds. The two convertible bond detractors were issued by companies involved in bitcoin mining and AI data centers - Terawulf (WULF) 2.750% 2/01/30 and IREN 3.250% 6/15/30. Both securities will be more volatile relative to traditional bonds given the correlation with their underlying common stock.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Penn Mutual AM 1847 Income Fund, I Shares - $13485	Bloomberg U.S. Aggregate Bond Index (USD)* - $9133	Morningstar Moderately Conservative Target Risk Total Return USD Index - $11658
Jul/20	$10000	$10000	$10000
Dec/20	$10647	$9980	$10783
Dec/21	$11688	$9826	$11469
Dec/22	$11186	$8548	$9880
Dec/23	$12294	$9020	$10956
Dec/24	$13485	$9133	$11658

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Penn Mutual AM 1847 Income Fund, I Shares	9.69%	7.00%
Bloomberg U.S. Aggregate Bond Index (USD)*	1.25%	-2.03%
Morningstar Moderately Conservative Target Risk Total Return USD Index	6.40%	3.53%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 73,985,463
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 97,979
InvestmentCompanyPortfolioTurnover	118.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$73,985,463	101	$97,979	118%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Real Estate	0.3%
Financials	2.4%
Materials	3.5%
Utilities	3.7%
Communication Services	4.5%
Consumer Staples	6.4%
Energy	6.6%
Consumer Discretionary	7.1%
U.S. Treasury Obligations	11.1%
Health Care	12.8%
Industrials	14.6%
Information Technology	23.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Note	2.750%	02/28/25	9.4%
Pitney Bowes	6.700%	03/07/43	4.6%
Terawulf	2.750%	02/01/30	3.3%
Emergent BioSolutions	3.875%	08/15/28	3.1%
Synchronoss Technologies	8.375%	06/30/26	2.7%
AES	—	—	2.1%
Okta	0.125%	09/01/25	2.0%
Omnicell	0.250%	09/15/25	1.9%
Regeneron Pharmaceuticals	2.800%	09/15/50	1.8%
Opera ADR	—	—	1.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	877-762-6552
Updated Prospectus Web Address	https://www.pennmutualam.com/strategies/balanced-income-strategy/penn-mutual-am-1847-income-fund